CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	At fair value [member]	Capital reserve [member]	Deficit [member]	Total
Beginning Balance at Dec. 31, 2019	$ 252,186	$ 20,575	$ (2,972)	$ (183)	$ 17,420	$ (169,107)	$ 100,499
Beginning Balance (shares) at Dec. 31, 2019	311,941
Share options exercised	$ 964	(244)			(244)		720
Share options exercised (shares)	1,280
Shares issued for financings, net of issuance costs (note 15(f))	$ 14,705						14,705
Shares issued for financings, net of issuance costs (note 15(f)) (shares)	40,250
Restricted and deferred share units settled	$ 978	(978)			(978)
Restricted and deferred share units settled (shares)	1,474
Shares issued upon settlement of obligation	$ 39						39
Shares issued upon settlement of obligation (shares)	88
Share-based compensation		2,462			2,462		2,462
Comprehensive income (loss)			(7,057)	1	(7,056)	334	(6,722)
Ending Balance at Dec. 31, 2020	$ 268,872	$ 21,815	(10,029)	(182)	11,604	(168,773)	111,703
Ending Balance (shares) at Dec. 31, 2020	355,033	21,815
Share options exercised	$ 531	$ (154)			(154)		377
Share options exercised (shares)	775
Shares issued for financings, net of issuance costs (note 15(f))	$ 21,408						21,408
Shares issued for financings, net of issuance costs (note 15(f)) (shares)	88,637
Restricted and deferred share units settled	$ 697	(697)			(697)
Restricted and deferred share units settled (shares)	917
Shares issued upon settlement of obligation	$ 53						53
Shares issued upon settlement of obligation (shares)	87
Share-based compensation		1,738			1,738		1,738
Comprehensive income (loss)			(4,801)	(246)	(5,047)	(42,241)	(47,288)
Ending Balance at Dec. 31, 2021	$ 291,561	$ 22,702	$ (14,830)	$ (428)	$ 7,444	$ (211,014)	$ 87,991
Ending Balance (shares) at Dec. 31, 2021	445,449